Derivative Assets And Liabilities (Schedule Of Change In Fair Value Of Interest Rate Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Assets And Liabilities [Abstract]
Change in fair value of interest rate caps and floors	$ 17,862	$ (11,709)	$ 14,388
Change in fair value of interest rate swaps	(1,167)		(3,713)
Interest rate derivatives	$ 16,695	$ (11,709)	$ 10,675